Segment Information (Schedule of Segment Information) (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 USD ($)
Disclosure of operating segments [line items]
Sales/Revenue to/from external customers		$ 263,296		$ 268,111
Cost of sales before depreciation and depletion		(122,252)		(116,447)
Depreciation and depletion in cost of sales		(44,473)		(42,104)
Selling, general and administration		(26,189)		(24,911)
Other expense (income)		(8,796)		25,678
Finance items		5,754		(5,376)
Income before Taxes		67,340		104,951
Total tax expense		(33,350)		(38,646)
Net income for the year		33,990		66,305
Assets		786,517		706,648
Liabilities		183,713		143,064
Capital Expenditure		117,407		47,058
Bateas Reporting Segment [member]
Disclosure of operating segments [line items]
Sales/Revenue to/from external customers	$ 87,449		$ 88,115
Cost of sales before depreciation and depletion	(48,035)		(44,317)
Depreciation and depletion in cost of sales	(12,222)		(9,175)
Selling, general and administration	(3,973)		(3,507)
Other expense (income)	(311)		31,003
Finance items	6,263		(4,620)
Income before Taxes	29,171		57,499
Total tax expense	(10,628)		(17,136)
Net income for the year	$ 18,543		$ 40,364
Assets		174,985		156,513
Liabilities		35,568		35,169
Capital Expenditure		16,400		13,184
Cuzcatlan Reporting Segment [member]
Disclosure of operating segments [line items]
Sales/Revenue to/from external customers		175,847		179,996
Cost of sales before depreciation and depletion		(74,217)		(72,130)
Depreciation and depletion in cost of sales		(32,251)		(32,929)
Selling, general and administration		(7,524)		(5,998)
Other expense (income)		(3,938)		(3,699)
Finance items		1,111		111
Income before Taxes		59,028		65,351
Total tax expense		(18,544)		(20,927)
Net income for the year		40,484		44,423
Assets		286,621		316,693
Liabilities		38,220		48,442
Capital Expenditure		16,224		22,577
Mansfield Reporting [Member]
Disclosure of operating segments [line items]
Other expense (income)		(4,136)
Finance items		(448)
Income before Taxes		(4,584)
Total tax expense		(1,010)		60
Net income for the year		(5,594)		60
Assets		293,172		150,466
Liabilities		25,350		1,566
Capital Expenditure		83,335		10,757
Corporate Segment [Member]
Disclosure of operating segments [line items]
Selling, general and administration		(14,692)		(15,406)
Other expense (income)		(411)		(1,626)
Finance items		(1,172)		(867)
Income before Taxes		(16,275)		(17,899)
Total tax expense		(3,168)		(643)
Net income for the year		(19,443)		(18,542)
Assets		31,739		82,976
Liabilities		84,575		57,887
Capital Expenditure		$ 1,448		$ 540